	UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION		OMB Number: 3235-0456
	APPENDIX I Washington, D.C. 20549	Expires: June 30, 2009
		Estimated average burden
	FORM 24F-2	hours per response. . . . . . . . .2
Annual Notice of Securities Sold
	Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1. Name and address of issuer:
		COMMONWEALTH INTERNATIONAL SERIES TRUST
	5847 SAN FELIPE , SUITE 850
	HOUSTON, TX 77057

2. The name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

[ ]

3. Investment Company Act File Number:	811-04665

Securities Act File Number:	033-06867

	4(a). Last day of the fiscal year for which this notice is filed:

	October 31, 2008

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of
	the issuer's fiscal year). (See Instruction A.2)

Note: If the form is being filed late, Interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

	(i) Aggregate sale price of securities sold during the fiscal
	year pursuant to section 24(f):		$25,979,728

	(ii) Aggregate price of securities redeemed or repurchased
	during the fiscal year:	$33,776,780

	(iii) Aggregate price of securities redeemed or repurchased
	during any prior fiscal year ending no earlier than
	October 11, 1995 that were not previously used to reduce
	registration fees payable to the Commission.	$13,085,325

	(iv) Total available redemption credits [Add items 5(ii) and 5(iii)]:	-	$46,862,105

	(v) Net Sales - If item 5(i) is greater than item 5(iv)
	[subtract Item 5(iv) from Item 5(i) ]		$0

	(vi) Redemption credits available for use in future years - if	($20,882,377)
	Item 5(i) is less than Item 5 (iv) [ subtract Item 5(iv) from
	Item 5(i)]:

	(vii) Multiplier for determining registration fee (See Instruction C.9):		0.00003930

	(viii) Registration fee due [multiply Item 5(v) by Item 5(vii):	=	$0.00
	(enter "0" if no fee is due):

6. Prepaid shares
	If the response to item 5(i) was determined by deducting an amount of securities that were
	registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective
	date of recision of rule 24e-2], then report the amount of securities (number of shares or other
	units) deducted here: __________. If there is a number of shares or other units that were
	registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this
	form is filed that are available for use by the issuer in future fiscal years, then state that number
	here: __________.

7. Interest due.-- if this Form is being filed more than 90 days after the end of the issuers fiscal year
	(see Instruction D):
			$0.00

8. Total of amount of the registration fee due plus any interest due [ Line 5(viii) plus line 7].

			$0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

	Method of Delivery:
	[ X ] Wire Transfer
	[ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert Silva

	Robert Silva, Treasurer

Date	January 16, 2009

	* Please print the name and title of the signing officer below the signature.